Shareholder Report, Line Graph (Details) - USD ($)	Oct. 20, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000147001
Account Value [Line Items]
Line Graph and Table Measure Name	Causeway International Small Cap Fund, Institutional Class
Account Value	$ 1,000,000	$ 2,267,111	$ 1,798,360	$ 1,339,837	$ 1,662,998	$ 1,273,749	$ 1,266,122	$ 1,414,113	$ 1,426,085	$ 1,116,106	$ 1,012,000
C000147002
Account Value [Line Items]
Line Graph and Table Measure Name	Causeway International Small Cap Fund, Investor Class
Account Value	$ 10,000	22,174	17,635	13,171	16,390	12,580	12,539	14,029	14,171	11,118	10,100
MSCI ACWI ex-USA IMI (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI (Net) (USD)
Account Value	$ 1,000,000	1,700,539	1,359,734	1,131,301	1,523,034	1,216,849	1,175,552	1,197,612	1,176,606	984,170	896,244
MSCI ACWI ex-USA IMI (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI (Net) (USD)
Account Value	$ 10,000	17,005	13,597	11,313	15,230	12,168	11,756	11,976	11,766	9,842	8,962
MSCI ACWI ex-USA Small Cap (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Small Cap (Gross) (USD)
Account Value	$ 1,000,000	1,974,749	1,594,542	1,333,190	1,866,369	1,397,471	1,301,740	1,373,665	1,343,591	1,123,163	987,009
MSCI ACWI ex-USA Small Cap (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Small Cap (Net) (USD)
Account Value	$ 1,000,000	1,847,283	1,498,769	1,259,414	1,772,164	1,331,742	1,245,075	1,319,389	1,295,257	1,086,702	958,447
MSCI ACWI ex-USA Small Cap (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Small Cap (Gross) (USD)
Account Value	$ 10,000	19,747	15,945	13,332	18,664	13,975	13,017	13,737	13,436	11,232	9,870
MSCI ACWI ex-USA Small Cap (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Small Cap (Net) (USD)
Account Value	$ 10,000	$ 18,473	$ 14,988	$ 12,594	$ 17,722	$ 13,317	$ 12,451	$ 13,194	$ 12,953	$ 10,867	$ 9,584